SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 14,764	$ 21,397	$ 18,219
Accounts payable	1,916	2,438
Supplier A [Member]
Amount of purchase	551	1,418
Accounts payable		447
Supplier B [Member]
Amount of purchase	507
Accounts payable	320
Customer A [Member]
Revenue	4,833	13,163
Account receivable	802	7,788
Customer B [Member]
Revenue	3,188	$ 2,361
Account receivable	898
Customer C [Member]
Account receivable	$ 393